Investments Accounted For Using the Equity Method - Additional Information (Detail) $ in Thousands, $ in Millions	Jun. 09, 2016	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Sep. 14, 2016 CLP ($)	Sep. 14, 2016 USD ($)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest transferred	20.00%
Consideration transferred				$ 132,820,800	$ 197,365,113.2
Associates [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Commitments and contingencies		$ 0
Joint Ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Commitments and contingencies			$ 0